FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Finance Cost [Abstract]
Disclosure of finance costs [Table Text Block]

		December 31	December 31
	Note	2020	2019

Accretion on provision for reclamation and rehabilitation	14	$374	$208
Interest on loans	12	834	301
Interest on lease liabilities	13	84	93
Other financing costs		65	—
		$1,357	$602